NOTE 18: OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 18 Operating Expenses
Salaries and benefits	$ 1,985,735	$ 1,786,804	$ 1,205,514
Rent	84,924	272,768	267,272
Advertising and promotion	313,870	306,799	171,814
Telephone and internet	106,841	97,028	0
Penalties	165,000	0	0
Others	277,249	54,282	392,408
Operating expenses	$ 2,933,619	$ 2,517,681	$ 2,037,008